Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Consolidated Statements Of Comprehensive Income
Net income	$ 45,203	$ 52,047
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	(24,312)	(21,831)
Share of other comprehensive income in associate	1,077	398
Reclassification to net income upon ownership dilution of investment in associate	(21)
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI, net of tax of $nil	249	2,380
Other comprehensive loss, net of taxes	(23,007)	(19,053)
Attributable to:
Equity holders of the Company	(19,892)	(15,989)
Non-controlling interests	(3,115)	(3,064)
Other comprehensive loss, net of taxes	(23,007)	(19,053)
Total comprehensive income	22,196	32,994
Attributable to:
Equity holders of the Company	14,382	23,735
Non-controlling interests	7,814	9,259
Total comprehensive income	$ 22,196	$ 32,994